Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Sep. 30, 2024
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or 5 years
Computer equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Useful live	3 years
Furniture and office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Useful live	5 years